DESCRIPTION OF BUSINESS AND ORGANIZATION - Merger and recapitalization (Details) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 05, 2025 shares	Feb. 22, 2024 USD ($) $ / shares shares	Feb. 21, 2024 shares	Aug. 31, 2025 shares	Jun. 30, 2026 shares	Dec. 31, 2024 shares
DESCRIPTION OF BUSINESS AND ORGANIZATION
Shares repurchased	32,500,000			17,500,000
Lotus Technology Inc
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of ordinary shares to PIPE investors		35,849,458
Lotus E V | Lotus Technology Inc
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		474,621,603
Recapitalization factor		0.2215
Initial conversion ratio		1
Number of shares recapitalized into ordinary shares		68,228,526
Number of ordinary shares to PIPE investors		94,277,279
Consideration for shares issued to PIPE investors | $		$ 858,495
Lotus E V | Lotus Technology Inc | Meritz Securities Co., Ltd
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		50,000,000
Value of shares issued | $		$ 500,000
Lotus E V | Lotus Technology Inc | Lotus Technology International Investment Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of ordinary shares to PIPE investors		12,750,000
Lotus E V | Lotus Technology Inc | Etika
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of ordinary shares to PIPE investors		12,250,000
Lotus E V | Lotus Technology Inc | LCAA
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		8,427,821
Percentage of shares held by Sponsor remain unvested			20
Number of unvested shares.			1,417,544		1,417,544
Exercise price of warrants | $ / shares		$ 11.5
Lotus E V | Lotus Technology Inc | Public shareholders
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		1,265,103
Number of warrants issued		9,550,246
Lotus E V | Lotus Technology Inc | LCA Acquisition Sponsor LP
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		7,087,718
Warrants exercised						495,724
Number of warrants issued		5,486,784
Lotus E V | Lotus Technology Inc | Directors and officers
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares issued		75,000
Lotus E V | Lotus Technology Inc | WFOE Exchangeable Notes
DESCRIPTION OF BUSINESS AND ORGANIZATION
Number of shares agreed to be issued following the settlement of debt		36,597,038
Lotus E V | Lotus Technology Inc | Momenta Note and Pre-IPO Note
DESCRIPTION OF BUSINESS AND ORGANIZATION
Conversion to ordinary shares (in shares)		3,011,368
Lotus E V | Lotus Technology Inc | Momenta Note
DESCRIPTION OF BUSINESS AND ORGANIZATION
Conversion to ordinary shares (in shares)		577,456
Lotus E V | Lotus Technology Inc | Pre-IPO Note
DESCRIPTION OF BUSINESS AND ORGANIZATION
Conversion to ordinary shares (in shares)		2,433,912